Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

A2. Earnings per share

Basic earnings per share is calculated by dividing the profit after tax attributable to equity holders of the Company by the weighted average number of shares in issue during the year, excluding those held in the Rentokil Initial Employee Share Trust (see note at the bottom of the Consolidated Statement of Changes in Equity) which are treated as cancelled, and including share options for which all conditions have been met.

For diluted earnings per share, the weighted average number of ordinary shares in issue is adjusted to include all potential dilutive ordinary shares. The Group’s potentially dilutive ordinary shares relate to the contingent issuable shares under the Group’s LTIPs to the extent that the performance conditions have been met at the end of the period. These share options are issued for nil consideration to employees if performance conditions are met.

For the calculation of diluted earnings per share, 477,325 share options were anti-dilutive and not included in the calculation of the dilutive effect as at 31 December 2025 (2024: 435,578; 2023: 18,422).

Details of the calculation of earnings per share are set out below:

		2025	2024	2023
		$m	$m	$m
Profit attributable to equity holders of the Company from continuing operations		290	346	437
Profit attributable to equity holders of the Company from discontinued operations	B7	180	46	37
Total profit attributable to equity holders of the Company		470	392	474

Weighted average number of ordinary shares in issue (million)		2,524	2,521	2,516
Adjustment for potentially dilutive shares (million)		11	7	11
Weighted average number of ordinary shares for diluted earnings per share (million)		2,535	2,528	2,527

Earnings per share for continuing operations
Basic earnings per share (cents)		11.49	13.72	17.37
Diluted earnings per share (cents)		11.44	13.69	17.29

Earnings per share for discontinued operations
Basic earnings per share (cents)		7.13	1.82	1.47
Diluted earnings per share (cents)		7.10	1.82	1.46

Total earnings per share
Basic earnings per share (cents)		18.62	15.54	18.84
Diluted earnings per share (cents)		18.54	15.51	18.75